RETIREMENT AND SEVERANCE BENEFITS	12 Months Ended
Mar. 31, 2013
RETIREMENT AND SEVERANCE BENEFITS
RETIREMENT AND SEVERANCE BENEFITS

8.              RETIREMENT AND SEVERANCE BENEFITS

The Company has defined benefit plans which consist primarily of the defined benefit indemnities plan covering substantially all employees in Japan. Under the severance indemnities plans, employees are entitled to severance payments based on their earnings and the length of service until retirement or termination of employment for reasons other than dismissal for cause.

Reconciliations of the beginning and ending balances of the benefit obligation and the fair value of plan assets for the years ended March 31, 2012 and 2013, are as follows:

	Thousands of Yen
	2012	2013
Change in benefit obligation:
Benefit obligation at beginning of year	¥8,027	¥11,856
Service cost	3,604	7,129
Interest cost	57	66
Actuarial (gain) loss	484	(1,665)
Benefits paid	(273)	(1,766)
Foreign currency exchange rate changes	(43)	283
Benefit obligation at end of year	¥11,856	¥15,903

Change in plan assets:
Fair value of plan assets at beginning of year	¥—	¥—
Employer contribution	—	5,557
Fair value of plan assets at end of year	—	5,557

Funded status at end of year	¥(11,856)	¥(10,346)

The accumulated benefit obligations as of March 31, 2012 and 2013 are ¥10,653 thousand and ¥15,207 thousand, respectively.

Amounts recognized in the consolidated balance sheets as of March 31, 2012 and 2013, are as follows:

	Thousands of Yen
	2012	2013
Accrued retirement cost—current	¥1,441	¥4,082
Accrued retirement cost—noncurrent	10,415	6,264
Amount recognized	¥11,856	¥10,346

Net periodic retirement cost for the years ended March 31, 2011, 2012 and 2013, consists of the following components:

	Thousands of Yen
	2011	2012	2013
Service cost	¥2,626	¥3,604	¥7,129
Interest cost	46	57	66
Net periodic retirement cost	¥2,672	¥3,661	¥7,195

Amounts recognized in other comprehensive income (loss), net of tax, for the years ended March 31, 2011, 2012 and 2013, are as follows:

	Thousands of Yen
	2011	2012	2013
Actuarial gain (loss)	¥418	¥(287)	¥1,071

Amounts recognized in accumulated other comprehensive income (loss), net of tax,  as of March 31, 2012 and 2013, are as follows:

	Thousands of Yen
	2012	2013
Accumulated actuarial gain (loss)	¥(263)	¥808

The Company uses its year-end as the measurement date for the benefit obligation. Weighted-average assumptions used to determine the year-end benefit obligations are as follows:

	2012	2013
Discount rate	0.70%	0.26%
Rate of compensation increase	2.77%	4.86%

Weighted-average assumptions used to determine the net periodic retirement cost for the years ended March 31, 2011, 2012 and 2013, are as follows:

	2011	2012	2013
Discount rate	0.75%	0.75%	0.70%
Rate of compensation increase	1.50%	1.50%	2.77%

The expected future benefit payments, which reflect expected future service, are as follows:

Years ending March 31	Thousands of Yen
2014	¥4,082
2015	2,538
2016	2,282
2017	2,515
2018	1,873
2019 through 2013	3,186

The Company expects to contribute ¥7,200 thousand to its defined benefit pension plan in the year ending March 31, 2014.

Plan assets cover the defined benefit plan for employees of a certain subsidiary. The Company’s funding policy with respect to the plan is to contribute annually its employees’ monthly salary to the plan. Plan assets are life insurance pooled investment portfolios, which are managed by an insurance company and guarantee a rate of return. The life insurance pooled investment portfolios are valued at conversion value and are classified as Level 2.